Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Prepaid rental and deposits	15,798	7,414
Prepayments to suppliers and other business related expenses	19,383	14,587
Receivables related to exercise of employee options	4,105	3,390
Costs to fulfill contracts with customers	5,087	1,568
Others	4,990	5,298
Total	49,363	32,257